Form N-1A Cover	Aug. 31, 2023
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2023
Prospectus Date	Dec. 18, 2023
Supplement to Prospectus [Text Block]
Neuberger Berman Advisers Management Trust® (“AMT Funds”)
Sustainable Equity Portfolio (the “Sustainable Equity Portfolio”)
Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Sustainable Equity Fund (the “Sustainable Equity Fund”)

Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of the Equity Funds, each dated December 18, 2023, and the Statement of Additional Information of the AMT Funds, dated May 1, 2024, each as may be amended and supplemented

Shareholders of the Sustainable Equity Fund and the Sustainable Equity Portfolio (together, the “Funds”) recently approved a change to each Fund from a diversified to a non-diversified fund and to eliminate the related fundamental policy on diversification.

As a result, effective immediately:

1.
The following disclosure is hereby added as the third sentence of the fifth paragraph of the “Principal Investment Strategies” section of the Sustainable Equity Fund’s Summary Prospectuses and Prospectuses.

2.
The following risk is hereby added to the “Principal Investment Risks” section of the Sustainable Equity Fund’s Summary Prospectuses and Prospectuses and the “Additional Information about Principal Investment Risks” section of the Fund’s Prospectuses.

The date of this supplement is May 16, 2024.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com